Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Accrued payroll expenses		$ 472,463	$ 342,056
Accrued interest expense		981,293	877,635
Accrued general and administrative expenses		75,216	107,197
Accrued commissions		177,534	91,277
Other accrued expenses (1)	[1]	2,147,560	902,441
Total		$ 3,854,066	$ 2,320,606

[1]	It includes a provision of $1,500,000 as of December 31, 2024, relating to a fine of $1,125,000 plus a $375,000 donation in relation to the incident of M/V "Good Heart" (refer Note 10).